Segment reporting (Tables)	6 Months Ended
Mar. 31, 2026
Segment reporting
Schedule of revenue by major product categories
	For the Six Months Ended March 31,
	2026	2025
Revenue recognition at a point in time	(unaudited)	(unaudited)
Sales of agricultural products
Shiitake	$1,854,057	$6,668,963
Mu Er	1,846,572	5,255,756
Other products	-	29,109
Agricultural products trading business
Corn	-	782,946
Logistic services
Operation services	210,096	684,444
Special work order services	588,887	205,573
Sub-total	4,499,612	13,626,791
Revenue recognition over time
Logistic services
Outbound delivery services	1,288,398	2,407,024
Storage services	606,703	110,494
Total	$6,394,713	$16,144,309
	For the Six Months Ended March 31,
	2026	2025
	(unaudited)	(unaudited)
Products revenue	$3,700,629	$12,736,774
Services revenue	2,694,084	3,407,535
Total	$6,394,713	$16,144,309

Schedule of revenue by geographical segment
	For the Six Months Ended March 31,
	2026	2025
	(unaudited)	(unaudited)
PRC	$3,700,629	$12,736,774
United States of America	2,694,084	3,407,535
Total	$6,394,713	$16,144,309
	For the Six Months Ended March 31, 2026
	USA	PRC	Total
Revenues	$2,694,084	$3,700,629	$6,394,713
Cost of revenues	(4,134,939)	(3,349,148)	(7,484,087)
Gross (loss) profit	(1,440,855)	351,481	(1,089,374)
Operating expenses	(1,234,769)	(36,202,818)	(37,437,587)
Loss from operations	(2,675,624)	(35,851,337)	(38,526,961)
Other income (expenses)	936,903	(363)	936,540
Loss before income taxes	(1,738,721)	(35,851,700)	(37,590,421)
Income tax expenses	-	-	-
Net loss	$(1,738,721)	$(35,851,700)	$(37,590,421)
	For the Six Months Ended March 31, 2025
	USA	PRC	Total
Revenues	$3,407,535	$12,736,774	$16,144,309
Cost of revenues	(3,953,543)	(11,376,192)	(15,329,735)
Gross (loss) profit	(546,008)	1,360,582	814,574
Operating expenses	(1,246,178)	(237,140)	(1,483,318)
(Loss) income from operations	(1,792,186)	1,123,442	(668,744)
Other income (expenses)	495,006	(77,920)	417,086
(Loss) income before income taxes	(1,297,180)	1,045,522	(251,658)
Income tax expenses	-	-	-
Net (loss) income	$(1,297,180)	$1,045,522	$(251,658)

Schedule of long-lived assets segment
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
United States of America	$37,706,764	$46,933,699
PRC	34,227	6,973,528
Total long-lived assets	$37,740,991	$53,907,227